Defined Benefit Plans (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Compensation and Retirement Disclosure [Abstract]
2015	$ 33.2
2016	31.2
2017	32.5
2018	31.9
2019	32.2
2020 through 2024	$ 176.5